Stockholders' Equity (Details Narrative) (USD $)	6 Months Ended		1 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2013 President [Member]	Mar. 31, 2013 Anthony Passmore [Member]	Mar. 31, 2013 Passmore Management Group [Member]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	70,000,000	70,000,000
Common stock, shares outstanding	70,000,000	70,000,000
Common stock share issued during period				60,000,000	10,000,000
Proceeds from contributed capital	$ 2,000		$ 2,000